Note 13 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Fair value
As of December 31, 2014	-	-
Granted shares on April 15, 2015	183,000	$10.90
Vested shares on June 30, 2015	(22,875)	$10.30
As of December 31, 2015	160,125	$3.20
Vested shares on June 30, 2016	(22,875)	$1.69
As of December 31, 2016	137,250	$2.25